Related Parties - Schedule of Compensation to Directors and Executive Officers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 8	$ 7	$ 7
Share-based payment	$ 51	$ 103	$ 160